Product Revenue Reserve and Allowance - Product revenue reserve and allowance (Details) - Gelesis - Product revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Revenue Reserve and Allowance
Product revenue reserve and allowance, beginning balance	$ 14	$ 0
Provision related to product sales	522	980
Credits and payments made	(454)	(966)
Product revenue reserve and allowance, ending balance	$ 82	$ 14